Trade receivables (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Write-offs	R$ (703,325)	R$ (636,366)	R$ (508,055)
(Losses)/reversal with state entities - related parties	(903)	2,738	(13,206)
(Losses)/reversal with the private sector / government entities	(21,103)	(209,360)	(182,547)
Recoveries	72,411	60,931	60,078
Amount recorded expense (Note 29)	R$ (652,920)	R$ (782,057)	R$ (643,730)